OTHER ASSETS AND OTHER LIABILITIES, Components of Other Assets and Other Liabilities (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Financial instruments: [Abstract]
Receivables	[1]	S/ 1,457,566	S/ 1,524,407
Derivatives receivable	[2]	1,478,726	1,661,628
Operations in process	[3]	155,568	195,875
Receivables from sale of investments	[4]	142,765	89,149
Financial instruments		3,234,625	3,471,059
Non-financial instruments: [Abstract]
Deferred fees	[5]	966,567	967,622
Investment in associates	[6]	726,993	658,697
Investment properties, net	[7]	548,558	469,113
Income tax prepayments, net		186,372	436,961
Adjudicated assets, net		136,079	136,125
Improvements in leased premises		71,747	65,867
VAT (IGV) tax credit		58,329	50,120
Others		9,245	9,241
Others Non-financial Assets		2,703,890	2,793,746
Total		5,938,515	6,264,805
Financial instruments:
Accounts payable	[8]	2,112,024	2,045,845
Derivatives payable	[2]	1,345,665	1,524,761
Salaries and other personnel expenses		977,921	825,000
Allowance for indirect loan losses, Note 7	[2]	658,584	593,703
Accounts payable for acquisitions	[4]	153,681	253,444
Operations in process	[3]	89,480	51,763
Dividends payable		73,607	76,097
Other financial liabilities		5,410,962	5,370,613
Non-financial instruments: [Abstract]
Provision for sundry risks		624,149 [9]	614,012	[9]	S/ 514,382	S/ 359,853
Taxes		1,062,690	337,511
Others		192,344	211,661
Non financial liabilities		1,879,183	1,163,184
Total other liabilities		7,290,145	6,533,797
Funds restricted by central bank		261,300
Margin call for derivatives		184,400	410,300
Tax receivable		184,900
Accounts receivable from deferred currency sale		85,900	89,700
Works for taxes		69,200	178,300
Accounts paid by third parties		42,300
Visa account for payments to establishments			111,000
Taxes paid on account from third parties and other accounts receivable related to taxes			73,700
Sale of goods and services		53,000
Accounts receivable from financial intermediation			27,300
Accounts receivable from associate		38,700	S/ 6,600
Advances to personnel		15,700
Dividend receivable		S/ 2,900

[1]	As of December 31, 2022, the balance corresponds mainly comprises funds restricted by the Central Reserve Bank of Bolivia for S/261.3 million, margin call of operations with derivatives for S/184.4 million, taxes receivable for S/184.9 million, receivables for the sale of deferred foreign currency for S/85.9 million, works for taxes for S/69.2 million, accounts paid by third parties for S/42.3 million, receivables for the sale of goods and services for S/53.0 million, commissions receivable for S/38.7 million, advances to personnel for S/15.7 million, dividends receivable for S/2.9 million, among others. As of December 31, 2021, the balance mainly comprises the margin call of operations with derivatives for S/410.3 million, works for taxes for S/178.3 million, receivables from Visa for payments to establishments for S/111.0 million, receivables from the sale of deferred foreign currency for S/89.7 million, taxes paid on behalf of third parties and other receivables related to taxes for S/73.7 million, receivable from financial intermediation for S/27.3 million, receivable from associate for S/6.6 million, among others.
[2]	The risk in derivative contracts arises from the possibility of the counterparty does not comply with the agreed terms and conditions and that the reference rates at which the transactions took place change.
[3]	Transactions in process include deposits received, granted and collected loans, funds transferred and other similar types of transactions, which are made in the final days of the month and not reclassified to their final accounts in the interim condensed consolidated statement of financial position until the first days of the following month. The regularization of these transactions does not affect the Group’s net income.
[4]	As of December 31, 2022 and 2021, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled during the first days of the following month.
[5]	As of December 31, 2022, the balance mainly comprises to the payment in advance in favor of Latam Airlines Group S.A. Peru Branch for US$128.0 million, equivalent to S/488.4 million, (US$113.9 million, equivalent to S/454.0 million as of December 31, 2021) on account of the Latam Pass Miles that the Bank has been crediting to its clients for the use of your credit and debit cards, and other financial products BCP Latam Pass. Customers can use these miles directly with Latam to exchange tickets, goods or services offered by them.
[6]	Credicorp’s principal associate is Entidad Prestadora de Salud (EPS), whose balance amounts to S/627.9 million and S/598.1 million as of December 31, 2022 and 2021, respectively.
[7]	Investment properties, net -
[8]	As of December 31, 2022, the balance mainly comprises payables to suppliers for S/434.6. million, payables to client investors in stock exchange for S/322.7, payables to policyholders for S/114.6 million, payables to intermediaries for S/101.1 million, payables for premiums to the deposit insurance fund for S/57.7 million, payables for foreign exchange sale for S/22.3 million, interbank operations to be settled with the BCRP for S/6.0 million, among others. As of December 31, 2021, the balance corresponds mainly comprises payables to suppliers for S/208.4 million, payables to policyholders for S/108.1 million, payables for purchase of deferred foreign currency for S/101.6 million, payables to intermediaries for S/90.0 million, payables for premiums to the Deposit Insurance Fund for S/52.7 million, settlement funds of Financiera TFC for S/12.0 million, interbank operations to be settled with the BCRP for S/8.8 million, payables to an associate for S/7.4 million, among others.
[9]	The movement of the allowance for sundry risks for the years ended December 31, 2022, 2021 and 2020 was as follows: